Label	Element	Value
Innovator International Developed Power Buffer ETF™ - October | iShares MSCI EAFE ETF, Expiration: 09/30/2025; Exercise Price: $0.84 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	97.60%
Innovator International Developed Power Buffer ETF™ - October | iShares MSCI EAFE ETF, Expiration: 09/30/2025; Exercise Price: $83.63 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	3.50%
Innovator International Developed Power Buffer ETF™ - October | iShares MSCI EAFE ETF, Expiration: 09/30/2025; Exercise Price: $95.88 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(0.50%)
Innovator International Developed Power Buffer ETF™ - October | iShares MSCI EAFE ETF, Expiration: 09/30/2025; Exercise Price: $71.09 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(0.80%)